Average Annual Total Returns{- Fidelity Advisor® Value Leaders Fund} - 10.31 Fidelity Advisor Value Leaders Fund - AMCI PRO-10 - Fidelity Advisor® Value Leaders Fund	Fidelity Advisor Value Leaders Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Value Leaders Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Value Leaders Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Value Leaders Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund - Class I Return Before Taxes Past 10 years	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	14.31%	5.10%	8.34%	13.90%	4.49%	7.94%	8.75%	3.91%	6.77%	16.70%	5.34%	8.33%	19.42%	5.57%	8.17%	21.63%	6.64%	9.29%	26.54%	8.29%	11.80%